Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity [Abstract]
Summary of warrant activity
		Weighted-Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	5,638,900	$7.04
Granted	600,000	5.00
Exercised, forfeited, or expired	-	-
Outstanding at September 30, 2012	6,238,900	$6.84

	Warrants (1)	Weighted-Average Exercise Price (1)
Outstanding at December 31, 2009	187,500	$14.00
Granted	6,430,233	6.68
Exercised, forfeited, or expired	(853,500)	6.00
Outstanding at December 31, 2010	5,764,233	7.04
Granted	250,000	6.00
Exercised, forfeited, or expired	(375,333)	6.16
Outstanding at December 31, 2011	5,638,900	$6.33

(1)	On October 17, 2011, the Company performed a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

Estimating fair value of warrants issued
	For the years ended December 31,
	2011	2010
Weighted-average volatility	97%	80%
Expected dividends	0.00%	0.00%
Expected term (in years)	3 – 5	3 – 5
Risk-free rate	2.02%	1.49%